Shareholders' Equity (Details) - Schedule of Black-Scholes option-pricing model - Employee Stock [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) - Schedule of Black-Scholes option-pricing model [Line Items]
Dividend yield	0.00%	0.00%
Contractual term (years)	10 years	10 years
Minimum [Member]
Shareholders' Equity (Details) - Schedule of Black-Scholes option-pricing model [Line Items]
Expected volatility	45.11%	45.11%
Risk-free interest rate	0.23%	0.23%
Maximum [Member]
Shareholders' Equity (Details) - Schedule of Black-Scholes option-pricing model [Line Items]
Expected volatility	55.97%	55.97%
Risk-free interest rate	1.61%	1.61%